CAPITAL STOCK AND RESERVES	12 Months Ended
Dec. 31, 2022
CAPITAL STOCK AND RESERVES
CAPITAL STOCK AND RESERVES

17.	CAPITAL STOCK AND RESERVES

Authorized – unlimited number of voting common shares without par value.

Private placement and bought deal offerings

Transactions during the year ended December 31, 2022

On September 23, 2022, the Company closed a bought deal public offering, whereby gross proceeds of $34,500,000 were raised by the issuance of 5,702,479 common shares at a price of $6.05 per common share (the “September 2022 Offering”).

On November 16, 2022, the Company closed a non-brokered private placement offering, whereby gross proceeds of $5,000,000 were raised by the issuance of 250,784 flow-through shares at a price of $7.975 per flow-through share and 333,334 flow-through shares at a price of $9.00 per flow-through share.

On December 16, 2022, the Company closed a non-brokered private placement offering, whereby gross proceeds of $10,000,000 were raised by the issuance of 1,000,000 flow-through shares at a price of $10.00 per flow-through share.

On December 22, 2022, the Company closed a non-brokered private placement offering, whereby gross proceeds of $3,040,000 were raised by the issuance of 283,286 flow-through shares at a price of $10.73 per flow-through share.

During the year ended December 31, 2022, the Company incurred share issuance costs of $2,753,000 and raised total gross proceeds of $52,540,000.

Transactions during the year ended December 31, 2021

On March 8, 2021, the Company closed the first tranche of a non-brokered private placement offering, whereby gross proceeds of $12,771,000 were raised by the issuance of 709,497 flow-through shares at a price of $18.00 per flow-through share.

On March 31, 2021, the Company closed the second tranche of a non-brokered private placement offering, whereby gross proceeds of $4,500,000 were raised by the issuance of 250,000 flow-through shares at a price of $18.00 per flow-through share.

On April 12, 2021, the Company closed the third tranche of a non-brokered private placement offering, whereby gross proceeds of $4,282,000 were raised by the issuance of 237,901 flow-through shares at a price of $18.00 per flow-through share.

On May 17, 2021, the Company closed the bought deal public offering, whereby gross proceeds of $57,500,000 which were raised by the issuance of 4,637,097 common shares at a price of $12.40 per common share.

17.	CAPITAL STOCK AND RESERVES (continued)

Private placement and bought deal offerings (continued)

Transactions during the year ended December 31, 2021 (continued)

On August 27, 2021, the Company closed a non-brokered private placement offering, whereby gross proceeds of $5,000,000 were raised by the issuance of 285,268 flow-through shares at a price of $17.53 per flow-through share.

On September 17, 2021, the Company closed a non-brokered private placement offering, whereby gross proceeds of $7,000,000 were raised by the issuance of 346,364 flow-through shares at a price of $20.21 per flow-through share.

On November 5, 2021, the Company closed a non-brokered private placement offering, whereby gross proceeds of $10,000,000 were raised by the issuance of 621,119 flow-through shares at a price of $16.10 per flow-through share.

On December 23, 2021, the Company closed a non-brokered private placement offering, whereby gross proceeds of $30,907,000 were raised by the issuance of 1,471,739 flow-through shares at a price of $21.00 per flow-through share.

During the year ended December 31, 2021, the Company incurred share issuance costs of $3,225,000 and raised total gross proceeds of $131,960,000.

Tahltan Investment Rights

On April 16, 2021, the Company entered into an investment agreement with the Tahltan Central Government (“TCG”), pursuant to which TCG invested $5,000,000 into Skeena by purchasing 399,285 Tahltan Investment Rights (“Rights”) for approximately $12.52 per Right. Each Right will vest by converting into one common share upon the achievement of key Company and permitting milestones (“Milestones”), or over time, as follows:

●	119,785 Rights: earlier of Milestone 1 achievement or April 16, 2023;
●	119,785 Rights: earlier of Milestone 2 achievement or April 16, 2023;
●	79,857 Rights: earlier of Milestone 3 achievement or April 16, 2023; and
●	79,858 Rights: earlier of Milestone 4 achievement or April 16, 2024.

On July 19, 2021, Milestones 2 and 3 set forth within the agreement were met, resulting in the conversion of 199,642 Rights into 199,642 common shares of the Company valued at $2,500,000. Subsequent to year ended December 31, 2022, Milestone 1 was met, resulting in the conversion of 119,785 Rights into 119,785 common shares of the Company.

17.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments

Share purchase warrant, RSU and stock option transactions are summarized as follows:

	Warrants		RSUs	Stock Options
		Weighted			Weighted
		Average			Average
	Number	Exercise Price	Number	Number	Exercise Price
Outstanding, December 31, 2020	2,812,500	$10.80	48,074	5,274,972	$5.16
Exercised	—	$—	—	(2,448,237)	$3.39
Cancelled	—	$—	—	(167,833)	$4.53
Granted	—	$—	8,000	2,616,222	$13.57
Outstanding, December 31, 2021	2,812,500	$10.80	56,074	5,275,124	$10.18
Granted	—	$—	1,836,766	399,306	$8.61
Replacement Warrants (Note 8)	150,691	$14.19	—	—	$—
Replacement Options (Note 8)	—	$—	—	77,158	$9.87
Exercised	(2,812,500)	$10.80	(48,074)	(479,169)	$5.19
Cancelled	(137,868)	$14.88	(8,945)	(238,994)	$11.80
Outstanding, December 31, 2022	12,823	$6.77	1,835,821	5,033,425	$10.44
Exercisable, December 31, 2022	12,823	$6.77	—	3,670,944	$9.77

The weighted average share price at the date of exercise of the stock options was $15.13 during the year ended December 31, 2022 (2021 – $13.53). The weighted average share price at the date of exercise of the warrants was $15.78 during the year ended December 31, 2022 (2021 – no exercise of warrants).

As at December 31, 2022, incentive stock options and share purchase warrants outstanding and exercisable were as follows:

		Number of	Weighted Average	Number of
	Exercise Price	Options	Remaining Life	Options
	($/Share)	Outstanding	(Years)	Exercisable
Options	1.00 - 5.00	1,056,953	2.06	1,056,953
	5.01 - 10.00	309,745	4.40	38,062
	10.01 - 15.00	3,666,727	3.32	2,575,929
		5,033,425	3.13	3,670,944

Warrants	1.00 - 5.00	110	0.29	110
	5.01 - 10.00	12,713	0.25	12,713
		12,823	0.25	12,823

17.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

As at December 31, 2022, RSUs outstanding were as follows:

	Number	Vesting Year
RSUs	400,776	2023
	1,435,045	2024
	1,835,821

Transactions during the year ended December 31, 2022

On April 21, 2022, the Company granted 103,264 stock options to various directors, officers, employees and consultants of the Company. The options have a term of 5 years, expiring on April 21, 2027. All of the options vest over a 36-month period, with 34% of the options vesting after 12 months, 33% vesting after 24 months, and 33% vesting after 36 months. Each option allows the holder thereof to purchase one common share of the Company at a price of $13.00 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $675,000.

On April 21, 2022, the Company granted 291,285 RSUs to various directors, officers, employees and consultants of the Company. The RSUs were valued using the share price on the grant date and had a fair value of $3,787,000. The RSUs will vest on April 21, 2024.

On April 21, 2022, the Company granted 230,769 RSUs to an officer of the Company. The RSUs were valued using the share price on the grant date and had a fair value of $3,000,000. The RSUs will vest over a 24-month period, with one third of the RSUs vesting on each of April 21, 2023, October 21, 2023, and April 21, 2024.

On June 1, 2022, the Company issued 1,058,597 common shares valued at $9,178,000 to the shareholders of QuestEx pursuant to the QuestEx Transaction. The Company also issued 23,956 common shares valued at $350,000 to a third party relating to transaction costs associated with the QuestEx Transaction (Note 8).

On June 1, 2022, the Company issued 77,158 Replacement Options to the holders of QuestEx options pursuant to the QuestEx Transaction. The Replacement Options have expiry dates between June 6, 2022 and December 21, 2026. All of the Replacement Options vested immediately. Each Replacement Option allows the holder thereof to purchase one common share of the Company at a price between $1.36 to $53.13 per common share. The Replacement Options were valued using the Black-Scholes option pricing model and had a fair value of $267,000 (Note 8).

17.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

Transactions during the year ended December 31, 2022 (continued)

On June 1, 2022, the Company issued 150,691 Replacement Warrants to the holders of QuestEx warrants pursuant to the QuestEx Transaction. The Replacement Warrants have expiry dates between August 20, 2022 and April 15, 2023. All of the Replacement Warrants vested immediately. Each Replacement Warrant allows the holder thereof to purchase one common share of the Company at a price between $2.72 to $23.16 per common share. The Replacement Warrants were valued using the Black-Scholes option pricing model and had a fair value of $61,000 (Note 8).

On August 3, 2022, the Company granted 50,000 stock options to an employee of the Company. The options have a term of 5 years, expiring on August 3, 2027. The options vest over a 36-month period, with one third of the options vesting after 12 months, one third vesting after 24 months, and one third vesting after 36 months. Each option allows the holder thereof to purchase one common share of the Company at a price of $7.08 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $178,000.

On August 3, 2022, the Company granted 50,000 RSUs to an employee of the Company. The RSUs were valued using the share price on the grant date and had a fair value of $354,000. The RSUs will vest on August 3, 2024.

On August 3, 2022, the Company conditionally granted stock options and RSUs to officers and employees of the Company (“Performance-Linked Options” and “Performance-Linked RSUs”, respectively). The number of Performance-Linked Options and Performance-Linked RSUs to be issued would vary depending on the results of the Eskay Creek Feasibility Study and meeting certain ESG-linked minimum award threshold criteria (the “Award Thresholds”).

During the year ended December 31, 2022, as a result of the Award Thresholds being satisfied, the Company granted 246,042 Performance-Linked Options and 870,988 Performance-Linked RSUs. The Performance-Linked Options have a term of 5 years from the achievement of the Award Thresholds, expiring on August 3, 2027. All of the Performance-Linked Options vest over a 36-month period, with one third of the Performance-Linked Options vesting on the first, second and third anniversaries of the achievement of the Award Thresholds. Each Performance-Linked Option allows the holder thereof to purchase one common share of the Company at a price of $7.08 per common share. The Performance-Linked Options were valued using the Black-Scholes option pricing model and had a fair value of $877,000. The Performance-Linked RSUs were valued using the share price on the grant date and had a fair value of $6,167,000. The Performance-Linked RSUs will vest on the second anniversary of the achievement of the Award Thresholds. Certain Performance-Linked RSUs granted to a non-resident officer will vest on the first anniversary of the achievement of the Award Thresholds, with the payment to the holder pursuant to the RSU Plan being due on the second anniversary of the achievement of the Award Thresholds.

17.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

Transactions during the year ended December 31, 2022 (continued)

During the year ended December 31, 2022, as a result of the Award Thresholds being satisfied, the Company also conditionally granted 299,948 Performance-Linked RSUs to officers of the Company, the number of which to be issued would vary depending on the Award Thresholds. These Performance-Linked RSUs were valued using the share price on the closing of the September 2022 Offering and had a fair value of $1,833,000. These Performance-Linked RSUs will vest on the second anniversary of the achievement of the Award Thresholds. Certain Performance-Linked RSUs granted to a non-resident officer will vest on the first anniversary of the achievement of the Award Thresholds, with the payment to the holder pursuant to the RSU Plan being due on the second anniversary of the achievement of the Award Thresholds.

On October 18, 2022, the Company issued 39,936 common shares pursuant to the Coast Copper Transaction (Note 9). The common shares were valued using the share price on the date of issuance and had a fair value of $238,000.

On October 28, 2022, the Company issued 231,404 common shares pursuant to the Tudor Transaction (Note 9). The common shares were valued using the share price on the date of issuance and had a fair value of $1,432,000.

Transactions during the year ended December 31, 2021

On June 25, 2021, the Company granted 2,592,322 incentive stock options to various directors, officers and employees of the Company. The options have a term of 5 years, expiring on June 25, 2026. All of the options vest over a 36-month period, with one third of the options vesting after 12 months, one third vesting after 24 months, and one third vesting after 36 months. Options granted to US citizens employed or acting as directors of the Company vest immediately. Each option will allow the holder thereof to purchase one common share of the Company at a price of $13.58 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $17,964,000.

On October 4, 2021, the Company granted 23,900 incentive stock options to a director and to an employee of the Company. The options have a term of 5 years, expiring on October 4, 2026. All the options vest over a 36-month period, with one third of the options vesting after 12 months, one third vesting after 24 months, and one third vesting after 36 months. Each option will allow the holder thereof to purchase one common share of the Company at a price of $12.52 per common share. The options were valued using the Black-Scholes option pricing model and had a fair value of $154,000.

On October 4, 2021, the Company granted 8,000 RSUs to a director of the Company. The RSUs were valued using the share price on the date of grant and had a fair value of $100,000. The RSUs will vest on October 4, 2023.

17.	CAPITAL STOCK AND RESERVES (continued)

Share-based payments (continued)

Share purchase warrant and stock option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate. Weighted average inputs used were as follows:

	Warrants		Stock Options
	2022	2021	2022	2021
Expected life (years)	0.3	—	3.4	3.1
Annualized volatility	35%	—	67%	78%
Dividend rate	0.00%	—	0.00%	0.00%
Risk-free interest rate	2.74%	—	2.92%	0.65%